OTHER INTANGIBLE ASSETS - Schedule of Other Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	£ 4,140
At 31 December	4,196	£ 4,140
Brands
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	380
At 31 December	380	380
Core deposit intangible
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	0
At 31 December	0	0
Purchased credit card relationships
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	451
At 31 December	381	451
Customer- related intangibles
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	0
At 31 December	0	0
Capitalised software enhancements
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	3,309
At 31 December	3,435	3,309
Cost
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	10,800	9,864
Exchange and other adjustments	0
Additions	1,017	991
Disposals		(55)
Disposals and write-offs	(460)
At 31 December	11,357	10,800
Cost | Brands
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	596	596
Exchange and other adjustments	0
Additions	0	0
Disposals		0
Disposals and write-offs	0
At 31 December	596	596
Cost | Core deposit intangible
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,770	2,770
Exchange and other adjustments	0
Additions	0	0
Disposals		0
Disposals and write-offs	0
At 31 December	2,770	2,770
Cost | Purchased credit card relationships
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	1,002	1,002
Exchange and other adjustments	0
Additions	0	0
Disposals		0
Disposals and write-offs	0
At 31 December	1,002	1,002
Cost | Customer- related intangibles
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	538	538
Exchange and other adjustments	0
Additions	0	0
Disposals		0
Disposals and write-offs	0
At 31 December	538	538
Cost | Capitalised software enhancements
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	5,894	4,958
Exchange and other adjustments	0
Additions	1,017	991
Disposals		(55)
Disposals and write-offs	(460)
At 31 December	6,451	5,894
Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	6,660	6,056
Exchange and other adjustments	(1)	(1)
Disposals		(55)
Charge for the year (note 11)	962	660
Disposals and write-offs	(460)
At 31 December	7,161	6,660
Accumulated amortisation | Brands
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	216	216
Exchange and other adjustments	0	0
Disposals		0
Charge for the year (note 11)	0	0
Disposals and write-offs	0
At 31 December	216	216
Accumulated amortisation | Core deposit intangible
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,770	2,770
Exchange and other adjustments	0	0
Disposals		0
Charge for the year (note 11)	0	0
Disposals and write-offs	0
At 31 December	2,770	2,770
Accumulated amortisation | Purchased credit card relationships
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	551	481
Exchange and other adjustments	0	0
Disposals		0
Charge for the year (note 11)	70	70
Disposals and write-offs	0
At 31 December	621	551
Accumulated amortisation | Customer- related intangibles
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	538	538
Exchange and other adjustments	0	0
Disposals		0
Charge for the year (note 11)	0	0
Disposals and write-offs	0
At 31 December	538	538
Accumulated amortisation | Capitalised software enhancements
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,585	2,051
Exchange and other adjustments	(1)	(1)
Disposals		(55)
Charge for the year (note 11)	892	590
Disposals and write-offs	(460)
At 31 December	£ 3,016	£ 2,585